SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY (Details) - Series F Preferred Warrants [Member] - $ / shares	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024
Class of Stock [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning balance	939
Weighted Average Exercise Price, Oustanding Beginng balance	$ 1.00
Warrants and rights outstanding issued term	8 years 6 months	9 years 6 months
Number of Series F Preferred Warrants, Outstanding Beginning balance
Weighted Average Exercise Price, Oustanding Beginng balance
Number of Series F Preferred Warrants, Outstanding Beginning balance
Weighted Average Exercise Price, Oustanding Beginng balance
Number of Series F Preferred Warrants, Outstanding Beginning balance
Weighted Average Exercise Price, Oustanding Beginng balance
Number of Series F Preferred Warrants, Outstanding Beginning balance	939
Weighted Average Exercise Price, Oustanding Beginng balance	$ 1.00